Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,240,632
Proposed Maximum Offering Price per Unit	27.50
Maximum Aggregate Offering Price	$ 61,617,380.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,360.71
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) and (g) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, the registrant is also registering hereunder an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends, or similar transactions. (2) The fee rate is the rate in effect for the fiscal year in which this registration statement is filed, as set by the Securities and Exchange Commission pursuant to Section 6(b) of the Securities Act. (3) Includes (i) shares of Common Stock issued and sold in the private placement completed in September and October 2026, and (ii) shares of Common Stock held by pre-merger stockholders of the registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	112,790
Proposed Maximum Offering Price per Unit	33.00
Maximum Aggregate Offering Price	$ 3,722,070.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 323.82
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) and (g) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, the registrant is also registering hereunder an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends, or similar transactions. (2) The fee rate is the rate in effect for the fiscal year in which this registration statement is filed, as set by the Securities and Exchange Commission pursuant to Section 6(b) of the Securities Act. (4) Represents shares of Common Stock issuable upon the exercise of warrants issued to the placement agent in such private placement, with an exercise price of $33.00 per share.